Loss Before Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Profit Loss [Abstract]
Schedule of Other Gains and Losses
a.	Other gains and losses

	For the Year Ended December 31
	2016	2017	2018
Net foreign exchange gains (losses)	$165,807	$(667,130)	$95,894
Fair value changes of financial assets mandatorily classified as at FVTPL	—	—	60,004
Loss on disposal of property, plant and equipment	(12,316)	(31,298)	—
Others	(26,019)	(263)	57,345
	$127,472	$(698,691)	$213,243

Summary of Finance costs
b.	Finance costs

	For the Year Ended December 31
	2016	2017	2018
Interest on government loans	$417,812	$416,698	$441,474
Preference share dividends	87,889	—	—
Interest on CSL loan	18,437	—	—
Other interest expenses	—	—	50,430
	$524,138	$416,698	$491,904

Schedule of Depreciation and Amortization
c.	Depreciation and amortization
	For the Year Ended December 31
	2016	2017	2018
Property, plant and equipment	$65,874	$200,918	$235,410
Computer software	10,010	9,058	6,355
	$75,884	$209,976	$241,765

Schedule of Employee Benefits Expense
d.	Employee benefits expense

	For the Year Ended December 31
	2016	2017	2018
Short-term benefits	$5,212,357	$7,062,311	$8,002,069
Post-employment benefits	251,187	329,455	424,157
Share-based payments (Note 19)
Equity-settled	1,419,923	769,595	451,060
Cash-settled	—	357,000	838,677
Total employee benefits expense	$6,883,467	$8,518,361	$9,715,963
An analysis of employee benefits expense by function
General and administrative expenses	$4,224,919	$4,664,285	$6,294,470
Research and development expenses	2,658,548	3,854,076	3,421,493
	$6,883,467	$8,518,361	$9,715,963